Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of January 2007

Collection Period Start	1-Jan-07	Distribution Date	15-Feb-07
Collection Period End	31-Jan-07	30/360 Days	30
Beg. of Interest Period	16-Jan-07	Actual/360 Days	30
End of Interest Period	15-Feb-07

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,719,278,529.36	1,666,372,636.27	1,636,407,251.47	0.9517988
Total Securities		1,719,278,529.36	1,666,372,636.27	1,636,407,251.47	0.9517988
Class A-1 Notes	5.346730%	228,300,000.00	175,394,106.91	145,428,722.11	0.6370071
Class A-2 Notes	5.230000%	548,000,000.00	548,000,000.00	548,000,000.00	1.0000000
Class A-3 Notes	5.110000%	540,000,000.00	540,000,000.00	540,000,000.00	1.0000000
Class A-4 Notes	5.100000%	252,500,000.00	252,500,000.00	252,500,000.00	1.0000000
Certificates	0.000000%	150,478,529.36	150,478,529.36	150,478,529.36	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,965,384.80	781,487.44	131.2544231	3.4230724
Class A-2 Notes	0.00	2,388,366.67	0.0000000	4.3583333
Class A-3 Notes	0.00	2,299,500.00	0.0000000	4.2583333
Class A-4 Notes	0.00	1,073,125.00	0.0000000	4.2500000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	29,965,384.80	6,542,479.11

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	24,250,239.95
Monthly Interest	8,216,923.63
Total Monthly Payments	32,467,163.58

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	1,074,071.21
Aggregate Sales Proceeds Advance	1,976,303.16
Total Advances	3,050,374.37

Vehicle Disposition Proceeds:
Reallocation Payments	1,592,970.43
Repurchase Payments	209,053.49
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	8,325,548.65
Excess Wear and Tear and Excess Mileage	10,510.28
Remaining Payoffs	0.00
Net Insurance Proceeds	1,230,411.24
Residual Value Surplus	14,352.64
Total Collections	46,900,384.68

Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of January 2007

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	73,156	1,902,792,995.17	9.00000%	1,666,372,636.27
Total Depreciation Received		(24,944,137.65)		(18,421,347.50)
Principal Amount of Gross Losses	(86)	(2,145,563.80)		(1,923,005.24)
Repurchase / Reallocation	(13)	(228,235.75)		(209,053.49)
Early Terminations	(99)	(1,671,996.57)		(1,516,612.64)
Scheduled Terminations	(358)	(8,649,368.59)		(7,895,365.93)
Pool Balance - End of Period	72,600	1,865,153,692.81	9.00000%	1,636,407,251.47

III. DISTRIBUTIONS

Total Collections					46,900,384.68
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					46,900,384.68

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					1,699,144.54
3. Reimbursement of Sales Proceeds Advance					1,063,112.00
4. Servicing Fee:
Servicing Fee Due					1,388,643.86
Servicing Fee Paid					1,388,643.86
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					4,150,900.40

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					781,487.44

Class A-1 Notes Monthly Interest Paid					781,487.44
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					2,388,366.67

Class A-2 Notes Monthly Interest Paid					2,388,366.67
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					2,299,500.00

Class A-3 Notes Monthly Interest Paid					2,299,500.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of January 2007

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	1,073,125.00

Class A-4 Notes Monthly Interest Paid	1,073,125.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	6,542,479.11
Total Note and Certificate Monthly Interest Paid	6,542,479.11
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	36,207,005.17

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	29,965,384.80

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	29,965,384.80
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,241,620.37

Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of January 2007

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		12,894,588.97
Required Reserve Account Amount		34,385,570.59
Beginning Reserve Account Balance		26,925,863.05
Reinvestment Income for the Period		264,197.00
Reserve Fund Available for Distribution		27,190,060.05
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,241,620.37
Gross Reserve Account Balance		33,431,680.42
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		33,431,680.42

V. POOL STATISTICS

Weighted Average Remaining Maturity		26.07
Monthly Prepayment Speed		77%
Lifetime Prepayment Speed		64%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,668,263.82
Securitization Value of Defaulted Receivables and Casualty Receivables	1,923,005.24	86
Aggregate Defaulted and Casualty Gain (Loss)	(254,741.42)
Pool Balance at Beginning of Collection Period	1,666,372,636.27
Net Loss Ratio	-0.0153%

Cumulative Net Losses for all Periods	0.0359%	617,029.94

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	11,128,613.15	488
61-90 Days Delinquent	2,957,905.30	122
91-120+ Days Delinquent	806,418.68	36
Total Delinquent Receivables:	14,892,937.13	646
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	1,155,117.85	73
Securitization Value	1,299,655.48
Aggregate Residual Gain (Loss)	(144,537.63)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	1,771,704.63	108
Cumulative Securitization Value	2,000,543.49
Cumulative Residual Gain (Loss)	(228,838.86)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,671,392.79
Reimbursement of Outstanding Advance		1,063,112.00
Additional Advances for current period		1,976,303.16
Ending Balance of Residual Advance		2,584,583.95

Beginning Balance of Payment Advance		3,579,176.15
Reimbursement of Outstanding Payment Advance		1,699,144.54
Additional Payment Advances for current period		1,074,071.21
Ending Balance of Payment Advance		2,954,102.82

Exhibit 99.1
Nissan Auto Lease Trust 2006-A
Monthly Servicer's Report for the month of January 2007

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securitiies backed by the SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	No